RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.9%
Pre-Combination Special Purpose Acquisition Companies - 88.9% (a)
99 Acquisition Group, Inc. - Tracking Stock	25,000	$259,250
Acri Capital Acquisition Corp.	10,522	115,637
Alchemy Investments Acquisition Corp. 1 (b)	6,362	65,656
Ares Acquisition Corp. - Class A (b)	7,946	85,499
Ares Acquisition Corp. II (b)(d)	21,312	218,874
Bukit Jalil Global Acquisition 1 Ltd. (b)	23,000	237,590
Churchill Capital Corp. V - Class A	20,425	212,420
Churchill Capital Corp. VII - Class A	20,000	209,000
Distoken Acquisition Corp. (b)	10,238	107,909
ESH Acquisition Corp. - Class A (d)	21,020	212,722
Four Leaf Acquisition Corp. - Class A	23,000	241,040
Goal Acquisitions Corp.	6,973	73,635
Golden Star Acquisition Corp. (b)(d)	26,135	269,191
Gores Holdings IX, Inc. - Class A	21,142	219,665
Graf Acquisition Corp. IV	10,502	108,801
Haymaker Acquisition Corp. 4 - Tracking Stock (b)	5,526	57,747
Hennessy Capital Investment Corp. VI - Class A	14,565	151,185
Horizon Space Acquisition I Corp. (b)	3,578	37,766
Inflection Point Acquisition Corp. II (b)	23,374	238,649
Innovative International Acquisition Corp. - Class A (b)	21,043	234,840
Israel Acquisitions Corp. - Class A (b)	5,375	56,706
Keen Vision Acquisition Corp. - Tracking Stock (b)	12,000	123,000
Kernel Group Holdings, Inc. - Class A (b)	10,522	111,533
Live Oak Crestview Climate Acquisition Corp. - Class A	7,077	73,388
Mars Acquisition Corp. (b)	10,840	113,928
Newbury Street Acquisition Corp.	21,043	220,952
Oak Woods Acquisition Corp. - Class A (b)(d)	21,070	220,287
OCA Acquisition Corp. - Class A	13,677	145,660
Pono Capital Three, Inc. - Class A (b)	10,989	115,989
Quantum FinTech Acquisition Corp.	13,725	146,173
Screaming Eagle Acquisition Corp. - Class A (b)	22,929	239,837
TMT Acquisition Corp. - Class A (b)(d)	21,080	219,864
Trailblazer Merger Corp. I	22,022	227,487
TOTAL COMMON STOCKS (Cost $5,113,787)		5,371,880

RIGHTS - 0.7% (a)
Bukit Jalil Global Acquisition 1 Ltd., Expiration: May 2024 (b)	23,000	3,462
Distoken Acquisition Corp., Expiration: November 2027 (b)	10,238	1,945
ESH Acquisition Corp., Expiration: December 2024	23,000	5,612
Golden Star Acquisition Corp., Expiration: March 2025 (b)	28,085	12,076
Horizon Space Acquisition I Corp., Expiration: March 2024 (b)	3,578	608
Mars Acquisition Corp., Expiration: February 2028 (b)	10,840	2,656
Oak Woods Acquisition Corp., Expiration: March 2028 (b)	23,000	5,535
TMT Acquisition Corp., Expiration: March 2028 (b)	23,000	6,211
Trailblazer Merger Corp. I, Expiration: April 2028	22,022	3,964
TOTAL RIGHTS (Cost $28,575)		42,069

WARRANTS - 0.3% (a)
Alchemy Investments Acquisition Corp., Expiration: June 2028, Exercise Price: $11.50% (b)	3,181	581
Apollo Strategic Growth Capital II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	3,562	280
Ares Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	767	525
Ares Acquisition Corp. II, Expiration: June 2028, Exercise Price: $11.50% (b)	11,636	2,733
Bite Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	2,317	128
Bukit Jalil Global Acquisition 1 Ltd., Expiration: August 2028, Exercise Price: $11.50% (b)	11,500	747
CC Neuberger Principal Holdings III, Expiration: December 2027, Exercise Price: $11.50 (b)	455	93
CF Acquisition Corp. IV, Expiration: December 2025, Exercise Price: $11.50	2,118	106
Churchill Capital Corp. V - Class A, Expiration: October 2027, Exercise Price: $11.50	3,679	681
Churchill Capital Corp. VI - Class A, Expiration: December 2027, Exercise Price: $11.50	3,511	546
Churchill Capital Corp. VII, Expiration: February 2028, Exercise Price: $11.50	7,382	2,274
Distoken Acquisition Corp., Expiration: March 2028, Exercise Price: $11.50 (b)	10,238	307
FAST Acquisition Corp. II - Class A, Expiration: March 2026, Exercise Price: $11.50	2,675	1,337
Four Leaf Acquisition Corp., Expiration: May 2028, Exercise Price: $11.50	23,000	1,598
Fusion Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50	7,666	2
Goal Acquisitions Corp., Expiration: February 2026, Exercise Price: $11.50	2,841	74
Gores Holdings IX, Inc., Expiration: January 2029, Exercise Price: $11.50	5,071	1,014
Graf Acquisition Corp. IV, Expiration: May 2028, Exercise Price: $11.50	1,751	691
Hennessy Capital Investment Corp. VI - Class A, Expiration: December 2027, Exercise Price: $11.50	4,085	623
Horizon Space Acquisition I Corp., Expiration: January 2028, Exercise Price: $11.50 (b)	3,578	181
Inflection Point Acquisition Corp. II, Expiration: July 2028, Exercise Price 11.50% (b)	11,687	2,009
Israel Acquisitions Corp., Expiration: February 2028, Exercise Price: $11.50 (b)	5,375	739
Jaws Mustang Acquisition Corp., Expiration: January 2026, Exercise Price: $11.50 (b)	2,053	82
Live Oak Crestview Climate Acquisition Corp., Expiration: March 2026, Exercise Price: $11.50	1,424	119
Oak Woods Acquisition Corp., Expiration: May 2028, Exercise Price: $11.50 (b)	23,000	1,034
Pono Capital Three, Inc. - Class A, Expiration: April 2028, Exercise Price: $11.50 (b)	10,989	604
Screaming Eagle Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	5,917	980
Slam Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	3,592	491
Twelve Seas Investment Co. II - Class A, Expiration: March 2028, Exercise Price: $11.50	3,509	160
TOTAL WARRANTS (Cost $21,979)		20,739

MONEY MARKET FUNDS - 9.7%
First American Treasury Obligations Fund - Class X, 5.26% (c)	583,833	583,833
TOTAL MONEY MARKET FUNDS (Cost $583,833)		583,833

TOTAL INVESTMENTS (Cost $5,748,174) - 99.6%		6,018,521
Other assets and liabilities, net - 0.4%		24,833
TOTAL NET ASSETS - 100.0%		$6,043,354

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	Held as collateral for total return swaps.

RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Total Return Swaps
September 30, 2023 (Unaudited)

Long Total Return Equity Swaps	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Upfront Premiums Paid/Received	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ares Acquisition Corp. II	Receives	Clear Street Derivatives LLC	Monthly	Overnight Bank Funding Rate Index + 5.32%	August 23, 2024	-	20,129	-
ESH Acquisition Corp.	Receives	Clear Street Derivatives LLC	Monthly	Overnight Bank Funding Rate Index + 5.32%	August 23, 2024	-	20,038	-
Golden Star Acquisition Corp.	Receives	Clear Street Derivatives LLC	Monthly	Overnight Bank Funding Rate Index + 5.32%	August 23, 2024	-	20,085	-
Oak Woods Acquisition Corp.	Receives	Clear Street Derivatives LLC	Monthly	Overnight Bank Funding Rate Index + 5.32%	August 23, 2024	-	20,178	-
TMT Acquisition Corp.	Receives	Clear Street Derivatives LLC	Monthly	Overnight Bank Funding Rate Index + 5.32%	August 23, 2024	-	20,026	-
						$-	$100,456	$-

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$4,158,214	$1,213,666	$-	$5,371,880
Money Market Funds	583,833	-	-	$583,833
Rights	24,206	17,863	-	$42,069
Warrants	15,167	5,572	-	$20,739
Total Investments - Assets	$4,781,420	$1,237,101	$-	$6,018,521

Swap Contracts*
Long Total Return Equity Swap Contracts	$-	$-	$-	$-
Total Swap Contracts	$-	$-	$-	$-

*See Schedule of Investments for industry classifications.